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May 4, 1999


Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D. C. 20549

RE:      AUSA Life Insurance Company, Inc. Separate Account B
         Vanguard Variable Annuity Plan - Group (333-65151)
         Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

In lieu of filing the form of prospectus and statement of additional information for AUSA Life Insurance Company, Inc. Separate Account B - Vanguard Variable Annuity Plan - Group (the "Registrant"), pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Registrant, certifies that:

1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 5 to the Registrant's registration statement on Form N-4, and

2. the text of the Registrant's registration statement on Form N-4 was submitted for filing with the Securities and Exchange Commission electronically via EDGAR transmission on April 30, 1999.

If you have any questions or need additional information, please contact me at 502/560-3009.

AUSA LIFE INSURANCE COMPANY, INC.
SEPARATE ACCOUNT B (REGISTRANT)

By:  AUSA Life Insurance Company, Inc.



/s/ Gregory E. Miller-Breetz
-----------------------------------------
Gregory E. Miller-Breetz
Assistant General Counsel